Memorandum items - Contractual Obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	£ 2,689	£ 2,592
Capital expenditure on property, plant and equipment	17	18
Contracts to purchase goods or services	541	682
Total capital commitments	3,247	3,292
within 1 year
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	232	220
Contracts to purchase goods or services	253	276
After 1 year but within 5 years
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	736	696
After 5 years
Contractual obligations
Minimum lease payments payable under non-cancellable operating lease	£ 1,721	£ 1,676